SCHEDULE OF ACQUISITION WITH PURCHASE PRICE ALLOCATION (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Cash for acquisition				$ 15,660		$ 625,000
Stock Issue PIPE		$ 3,487,353	$ 2,652,350	$ 3,487,353	$ 2,652,350	$ 2,652,350
Control Micro Systems Inc [Member]
Business Combination [Line Items]
Cash for acquisition	$ 950,000
Stock Issue PIPE	100,000
Total Purchase consideration	1,050,000
Cash	324,918
Accounts Receivable	618,794
Inventory	938,335
Prepaid expenses	34,279
Fixtures and Equipment	672,082
Intangibles	2,468,000
Goodwill/Bargain Purchase gain	(3,857,999)
Accrued expenses	(48,207)
Deferred revenue	(100,203)
Total	$ 1,050,000